Shareholder Fees - FidelityEquityDividendIncomeFund-RetailPRO	Jan. 29, 2025 USD ($)
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none